Prepayments and Other Assets, Net (Details) - Schedule of Rental and Other Deposits, Net - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Rental and Other Deposits [Abstract]
Rental and other deposits		¥ 8,104	¥ 7,795
Less: Allowance for doubtful accounts		(3,959)	(3,959)
Rental and other deposits, net	[1]	¥ 4,145	¥ 3,836

[1]	Rental and other deposits, net